Cover	Nov. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	23andMe Holding Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address, Address Line One	3
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	650
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	ME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001804591